Acquisitions and Divestitures - Subsequent to 2019 (Details) - RiverStone Barbados $ in Millions	Dec. 20, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired	40.00%
Cash transferred	$ 597